Supplemental Financial Information (Cash Flows Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Financial Information [Abstract]
(Increase) decrease in other assets	$ (98.4)	$ 68.3	$ 6.7
(Decrease) increase in liabilities	(10.6)	312.0	(33.9)
(Increase) decrease in accounts receivable	(29.3)	46.1	(215.9)
Changes in operating assets and liabilities	$ 138.3	$ (426.4)	$ 243.1